FSV P1 P2 P4 08/14

SUPPLEMENT DATED AUGUST 1, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

OF

FRANKLIN SMALL CAP VALUE VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page FSV-S1 in the Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.61%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.02%
Total annual Fund operating expenses	0.63%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

II.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page FSV-S1 in the Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.02%
Total annual Fund operating expenses	0.88%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

III.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page FSV-S1 in the Fund’s Class 4 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.61%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.02%
Total annual Fund operating expenses	0.98%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

IV.  The following is added as the second to last paragraph in the “Fund Details – Management” section of each Class’ prospectus beginning on page FSV-D4:

Effective May 1, 2014, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees payable to the Fund’s administrator thereunder, as approved by the board of trustees. The fee payable to the administrator under the Fund’s administration agreement, prior to May 1, 2014, was a monthly fee under the following fee schedule of the Fund’s average daily net assets:

•         0.150% up to and including $200 million;

•         0.135% over $200 million, up to and including $700 million;

•         0.100% over $700 million, up to and including $1.2 billion;

•         0.075% in excess of $1.2 billion.

As of such date, the Fund’s investment management fees became a monthly fee at the annual rate of the value of the Fund’s average daily net assets as set forth below:

•         0.750% up to and including $200 million;

•         0.635% over $200 million, up to and including $700 million;

•         0.600% over $700 million, up to and including $1.2 billion;

•         0.575% over $1.2 billion, up to and including $1.3 billion;

•         0.475% in excess of $1.3 billion.

Please keep this supplement with your prospectus for future reference.

MGD P1 P2 P4 08/14

SUPPLEMENT DATED AUGUST 1, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

OF

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page MGD-S1 in the Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.94%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.03%
Total annual Fund operating expenses	0.97%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

II.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page MGD-S1 in the Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.94%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.03%
Total annual Fund operating expenses	1.22%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

III.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page MGD-S1 in the Fund’s Class 4 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.94%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.03%
Total annual Fund operating expenses	1.32%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

IV.  The following is added as the second to last paragraph in the “Fund Details – Management” section of each Class’ prospectus beginning on page MGD-D8:

Effective May 1, 2014, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees payable to the Fund’s administrator thereunder, as approved by the board of trustees. The fee payable to the administrator under the Fund’s administration agreement, prior to May 1, 2014, was a monthly fee under the following fee schedule of the Fund’s average daily net assets:

•         0.150% up to and including $200 million;

•         0.135% over $200 million, up to and including $700 million;

•         0.100% over $700 million, up to and including $1.2 billion;

•         0.075% in excess of $1.2 billion.

As of such date, the Fund’s investment management fees became a monthly fee at the annual rate of the value of the Fund’s average daily net assets as set forth below:

•         0.950% up to and including $200 million;

•         0.935% over $200 million, up to and including $700 million;

•         0.900% over $700 million, up to and including $1.2 billion;

•         0.875% over $1.2 billion, up to and including $4 billion;

•         0.845% over $4 billion, up to and including $7 billion;

•         0.825% over $7 billion, up to and including $10 billion;

•         0.805% in excess of $10 billion.

Please keep this supplement with your prospectus for future reference.

MS P1 P2 P4 08/14

SUPPLEMENT DATED AUGUST 1, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

OF

FRANKLIN MUTUAL SHARES VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page MS-S1 in the Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.69%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.02%
Total annual Fund operating expenses	0.71%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

II.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page MS-S1 in the Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.02%
Total annual Fund operating expenses	0.96%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

III.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page MS-S1 in the Fund’s Class 4 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.69%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.02%
Total annual Fund operating expenses	1.06%

1

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

IV.  The following is added as the second to last paragraph in the “Fund Details – Management” section of each Class’ prospectus beginning on page MS-D8:

Effective May 1, 2014, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees payable to the Fund’s administrator thereunder, as approved by the board of trustees. The fee payable to the administrator under the Fund’s administration agreement, prior to May 1, 2014, was a monthly fee under the following fee schedule of the Fund’s average daily net assets:

•         0.150% up to and including $200 million;

•         0.135% over $200 million, up to and including $700 million;

•         0.100% over $700 million, up to and including $1.2 billion;

•         0.075% in excess of $1.2 billion.

As of such date, the Fund’s investment management fees became a monthly fee at the annual rate of the value of the Fund’s average daily net assets as set forth below:

•         0.750% up to and including $200 million;

•         0.735% over $200 million, up to and including $700 million;

•         0.700% over $700 million, up to and including $1.2 billion;

•         0.675% over $1.2 billion, up to and including $5 billion;

•         0.645% over $5 billion, up to and including $10 billion;

•         0.625% over $10 billion, up to and including $15 billion;

•         0.605% over $15 billion, up to and including $20 billion;

•         0.585% in excess of $20 billion.

Please keep this supplement with your prospectus for future reference.

2

TD P1 P2 P4 08/14

SUPPLEMENT DATED AUGUST 1, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

OF

TEMPLETON DEVELOPING MARKETS VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page TD-S1 in the Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	1.24%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.11%
Total annual Fund operating expenses	1.35%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

II.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page TD-S1 in the Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	1.24%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.11%
Total annual Fund operating expenses	1.60%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

III.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page TD-S1 in the Fund’s Class 4 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	1.24%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.11%
Total annual Fund operating expenses	1.70%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

IV.  The following is added as the second to last paragraph in the “Fund Details – Management” section of each Class’ prospectus beginning on page TD-D7:

Effective May 1, 2014, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees payable to the Fund’s administrator thereunder, as approved by the board of trustees. The fee payable to the administrator under the Fund’s administration agreement, prior to May 1, 2014, was a monthly fee under the following fee schedule of the Fund’s average daily net assets:

•         0.150% up to and including $200 million;

•         0.135% over $200 million, up to and including $700 million;

•         0.100% over $700 million, up to and including $1.2 billion;

•         0.075% in excess of $1.2 billion.

As of such date, the Fund’s investment management fees became a monthly fee at the annual rate of the value of the Fund’s average daily net assets as set forth below:

•         1.250% up to and including $200 million;

•         1.235% over $200 million, up to and including $700 million;

•         1.200% over $700 million, up to and including $1 billion;

•         1.150% over $1 billion, up to and including $1.2 billion;

•         1.125% over $1.2 billion, up to and including $5 billion;

•         1.075% over $5 billion, up to and including $10 billion;

•         1.025% over $10 billion, up to and including $15 billion;

•         0.975% over $15 billion, up to and including $20 billion;

•         0.925% in excess of $20 billion.

Please keep this supplement with your prospectus for future reference.

TF P1 P2 P4 08/14

SUPPLEMENT DATED AUGUST 1, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

OF

TEMPLETON FOREIGN VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page TF-S1 in the Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.74%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.78%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

II.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page TF-S1 in the Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.04%
Total annual Fund operating expenses	1.03%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

III.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page TF-S1 in the Fund’s Class 4 prospectus is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.74%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.04%
Total annual Fund operating expenses	1.13%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

IV.  The following is added as the second to last paragraph in the “Fund Details – Management” section of each Class’ prospectus beginning on page TF-D8:

Effective May 1, 2014, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees payable to the Fund’s administrator thereunder, as approved by the board of trustees. The fee payable to the administrator under the Fund’s administration agreement, prior to May 1, 2014, was a monthly fee under the following fee schedule of the Fund’s average daily net assets:

•         0.150% up to and including $200 million;

•         0.135% over $200 million, up to and including $700 million;

•         0.100% over $700 million, up to and including $1.2 billion;

•         0.075% in excess of $1.2 billion.

As of such date, the Fund’s investment management fees became a monthly fee at the annual rate of the value of the Fund’s average daily net assets as set forth below:

•         0.900% up to and including $200 million;

•         0.810% over $200 million, up to and including $700 million;

•         0.775% over $700 million, up to and including $1.2 billion;

•         0.750% over $1.2 billion, up to and including $1.3 billion;

•         0.675% over $1.3 billion, up to and including $10 billion;

•         0.655% over $10 billion, up to and including $15 billion;

•         0.635% over $15 billion, up to and including $20 billion;

•         0.615% in excess of $20 billion.

Please keep this supplement with your prospectus for future reference.